Financial Assets and Financial Liabilities - Schedule of Information About Remaining Contractual Maturities of Non-derivative Financial Liabilities (Detail) - Non financial liabilities category [member] - RUB (₽)
₽ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	₽ 420,727	₽ 447,112
Finance lease liabilities	9,739	11,000
Trade and other payables	31,715	30,642
Other financial liabilities	55,742	56,774
On demand [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	406,337	416,316
Finance lease liabilities	1,664	4,075
Trade and other payables	15,891	394
Payable in 1 year [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	7,185	9,959
Finance lease liabilities	5,186	4,625
Trade and other payables	15,270	29,540
Other financial liabilities		869
Payable in 2 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	4,520	6,678
Finance lease liabilities	908	633
Trade and other payables	352	542
Payable in 3 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	2,550	7,293
Finance lease liabilities	886	584
Trade and other payables	186	166
Other financial liabilities	55,742
Payable in 4 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	16	5,215
Finance lease liabilities	745	557
Trade and other payables	16
Other financial liabilities		55,905
Payable later than 4 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	119	1,651
Finance lease liabilities	₽ 350	₽ 526